Other Non-Current Asstes - Additional Information (Detail) £ in Millions	Jul. 01, 2021 GBP (£)	Jul. 01, 2021 EUR (€)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 EUR (€)
Disclosure Of Other Noncurrent Assets [Abstract]
Security deposit to cover legal costs			£ 2.6	€ 3,000,000
Payment of security deposit to cover legal costs	£ 3.0	€ 3,000